Stock-Based Compensation - Summary Of Stock Option Activity Under The Plan (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options , Beginning balance			23,708,957	15,925,992
Number of Options , Granted				9,922,446
Number of Options , Exercised			(73,920)	(646,711)
Number of Options , Forfeited and expired			(1,789,281)	(1,492,770)
Number of Options , Ending balance	23,708,957	15,925,992	21,845,756	23,708,957
Number of Options , Options vested and exercisable	11,372,994		12,539,154	11,372,994
Weighted– Average Exercise Price , Beginning balance			$ 3.05	$ 1.74
Weighted– Average Exercise Price , Granted				5.08
Weighted– Average Exercise Price , Exercised			2.35	1.66
Weighted– Average Exercise Price , Forfeited and expired			3.27	3.14
Weighted– Average Exercise Price , Ending balance	$ 3.05	$ 1.74	3.03	3.05
Weighted– Average Exercise Price , Options vested and exercisable	$ 1.84		$ 2	$ 1.84
Weighted- Average Remaining Contractual Life (years) , Beginning balance	7 years 11 months 26 days	8 years 1 month 24 days	7 years 8 months 12 days
Weighted- Average Remaining Contractual Life (years) , Ending balance	7 years 11 months 26 days	8 years 1 month 24 days	7 years 8 months 12 days
Weighted- Average Remaining Contractual Life (years) , Options vested and exercisable			7 years 10 days	7 years 1 month 28 days
Aggregate Intrinsic Value, Beginning balance			$ 125,429	$ 52,909
Aggregate Intrinsic Value, Ending balance	$ 125,429	$ 52,909	78,980	125,429
Aggregate Intrinsic Value, Options vested and exercisable	$ 73,885		$ 57,573	$ 73,885